Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details 1) - Sarcos Corp and Subsidiaries	Jun. 30, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, Remaining Performance Obligation, Recognition Percentage		81.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-07-01
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, Remaining Performance Obligation, Recognition Percentage	53.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	6 months